5. STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stock Options activity

A summary of the Company’s activity under the Plan, as of September 30, 2012, and changes during the nine months then ended is as follows:

	Shares	Weighted average exercise price
Outstanding, January 1, 2012	6,862,167	$0.70
Granted	82,500	$0.80
Exercised	(231,461)	$0.27
Expired	(144,000)	$2.87
Outstanding, September 30, 2012	6,569,206	$0.67

Vested and exercisable, September 30, 2012	4,921,215	$0.48

Outstanding warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the nine months ended September 30, 2012:

Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, September 30, 2012	20,801,512

The Company had the following shares reserved for the warrants outstanding as of September 30, 2012:

Warrants		Exercise	Expiration
(Underlying Shares)		Price	Date
12,384,777	(1)	$0.65	03/01/2013
471,856	(2)	$0.65	07/26/2013
3,590,525	(3)	$0.65	03/01/2014
471,856	(4)	$0.80	07/26/2014
3,590,522	(5)	$0.80	03/01/2015
6,790	(6)	$1.01	09/10/2015
285,186	(7)	$1.05	11/20/2016
20,801,512